Long-Term Debt (Summary of Redemption Dates and Prices of Senior Notes) (Details) - Senior Notes, maturing 2023 [Member]		12 Months Ended
	Apr. 22, 2016	Dec. 31, 2016
Debt Instrument Redemption [Line Items]
Debt Instrument, Redemption Price Percentage	100.00%
Period from April 15, 2019 to April 14, 2020 [Member]
Debt Instrument Redemption [Line Items]
Debt Instrument, Redemption Price Percentage		108.719%
Period from April 15, 2020 to April 14, 2021 [Member]
Debt Instrument Redemption [Line Items]
Debt Instrument, Redemption Price Percentage		105.813%
Period from April 15, 2021 to April 14, 2022 [Member]
Debt Instrument Redemption [Line Items]
Debt Instrument, Redemption Price Percentage		102.906%
Period from April 15, 2022 to April 14, 2023 [Member]
Debt Instrument Redemption [Line Items]
Debt Instrument, Redemption Price Percentage		100.00%